Summary of significant accounting policies - Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2022
Summary of significant accounting policies
Right-of-use assets presented in property plant and equipment	€ 11,213	€ 2,906		€ 9,200
Lease liabilities as presented in financial liabilities	19,734	3,210		€ 17,300
Depreciation expense	730	651	€ 682
Interest expense	€ 311	€ 149	€ 167